TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2024
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL	36. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT
PERSONNEL
The Directors of Santander UK Group Holdings plc did not receive any remuneration in respect of their services to the Company. The remuneration disclosures in these financial statements reflect their remuneration in respect of the Santander UK plc group.
a) Remuneration of Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2024	2023	2022
Directors’ remuneration	£	£	£
Salaries and fees	4,879,413	4,008,772	4,037,116
Performance-related payments	2,871,476	1,002,607	3,701,569
Other fixed remuneration (pension and other allowances & non-cash benefits)(2)	516,442	222,538	906,201
Expenses	—	—	13,004
Total remuneration	8,267,331	5,233,917	8,657,890

	2024	2023	2022
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	17,250,685	13,235,757	15,641,669
Post-employment benefits	654,824	611,769	740,333
Compensation for loss of office(1)	—	—	1,540,400
Total compensation	17,905,509	13,847,526	17,922,402
(1) During 2024 and 2023, no compensation for loss of office was paid to Directors or Other KMPs (2022: three Other KMPs, £1,540,400).
(2) Included in Other fixed remuneration is an employer pension contribution to a defined contribution scheme of £122,915 (2023: £nil).
In 2024, the remuneration, excluding pension contributions, of the highest paid Director, was £3,160,709 (2023: £2,640,491, 2022: £3,510,441) of which
£1,431,612 (2023: £1,002,607, 2022: £1,900,506) was performance related. In 2024, the accrued defined benefit pension relating to the highest paid director was
£nil (2023: £nil, 2022: £nil for a different individual) per annum.
b) Retirement benefits
Defined benefit pension schemes are provided to certain employees. See Note 28 for details of the schemes and the related costs and obligations. No director has a deferred pension benefit accruing under a defined benefit scheme. Ex-gratia pensions paid to former Directors of Santander UK plc in 2024, which have been provided for previously, amounted to £430,904 (2023: £327,462; 2022: £379,945). Since the Company became part of the Banco Santander group, the
Board has not awarded any new ex-gratia pensions.
c) Transactions with Directors, Other Key Management Personnel and each of their connected persons
Directors, Other KMP (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2024		2023
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	6	891	6	647
Net movements	1	(163)	—	244
At 31 December	7	728	6	891

Deposit, bank and instant access accounts and investments
At 1 January	13	1,176	16	2,995
Net movements	3	95	(3)	(1,819)
At 31 December	16	1,271	13	1,176
In 2024 and 2023, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2024 and 2023, no Directors exercised share options over shares in Banco
Santander SA, the ultimate parent company of the Company.
Secured loans, unsecured loans and overdrafts are made to Directors, Other KMP and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other KMP and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group.
Deposits, bank and instant access accounts and investments are entered into by Directors, Other KMP and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.
In 2024 two Directors had loans (2023: one Director), with a principal amount of £180,000 outstanding at 31 December 2024 (2023: £312,846). In 2024, one
Other KMP had a loan (2023: five), with a principal amount of £515,100 outstanding at 31 December 2024 (2023: £578,568).
In 2024 and 2023, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other KMP or their connected persons had a material interest. In addition, in 2024 and 2023, no Director had a material interest in any contract of significance with Santander UK other than a service contract or appointment letter, as appropriate.